SASCO 2006-S1
Credit Risk Management Report
July 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
200
6 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
$442,615,516
8,626
$379,218,692
7,619
85.67%
88.33%
Collateral Balance
Loan Count
6/30/2006 Balance as a
Percentage of Closing Date
Balance
As of 6/30/2006 Closing Date
Executive Summary
July 2006
Transaction Summary
Collateral Summary
SASCO 2006-S1
2
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method: OTS
1
2006 Clayton Fixed Income Services Inc. All rights reserved.
1
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and
90 days delinquent and the third immediately succeeding month.
2
These figures are based upon information provided to Clayton Fixed Income Services Inc. by the servicers on a monthly basis.
Issues Amount Recovered
Value Added
Total Value Added for SASCO 2006-S1 as of 7/25/2006
0 $0
Loan Count Summed Balance
Collateral Statistics
First Payment Defaults $795,129 11
Early Payment Defaults* $2,583,247 43
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Second Lien Statistics
Total Outstanding Second Lien Loans 7,619 $379,218,692
30+ Days Delinquent 42 $2,277,267
60+ Days Delinquent 37 $2,375,476
90+ Days Delinquent 54 $3,572,283
Foreclosure 3 $106,992
Beginning Collateral Balance Total Prepayments Percentage of Prepayment Remittance Date
Prepayments
7/25/2006 $388,314,302 $14,356,557 3.70
6/25/2006 $401,827,081 $13,324,862 3.32
5/25/2006 $416,059,240 $14,040,189 3.37
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Amount Remitted to the Trust Amount Remitted by the
Servicers
Difference Remittance Date
Total Cash Flows
7/25/2006 $2,438 $2,438 $0
2006 Clayton Fixed Income Services Inc. All rights reserved.
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale,
MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss
Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
Loss Analysis
Losses Remitted to the Trust Number of Loan-Level Losses/Gains Remittance
Loss Summary
7/25/2006 $0 0
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
Represents the borrower's credit score at the time of securitization/origination. FICO :

Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
will experience if it liquidates on the Liquidation Date.
an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R

0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
Delinquency Method:
Represents what is believed to be the most accurate known value of a property based on Clayton
Either the interest paid-through date or the last contractually due payment made by the
Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will
Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan
Delinquency Status: Indicates the monthly payment and delinquency history for
The delinquencies for this security are calculated according to the OTS method: a
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$18,991 7608068 OH
746
12/1/2005
1/1/2006
BPO 20.00%
37.98% 99.95%
8/1/2007 C3699
Monitor
$95,000
$50,000
$19,000
$18,991 5/30/2006
Default Reason: (Unknown)
$76,000
189.98%
8/1/2006 Clayton is awaiting the valuations from the servicer; however, after researching third party sources, Clayton was able to determine that this loan has a high probability of fraud. Several sources indicate the property value would range from $50,000 - $60,000. When the documentation is received, Clayton will perform a more thorough review of specific fraudulent actions.
6/29/2006 According to the latest valuation, the property securing this loan has declined 47 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline.
$17,978 7609087 MI
673
11/1/2005
3/1/2006
BPO 15.00%
29.96% 99.87%
10/1/2007 CCC36
Monitor - BK
$120,000
$60,000
$18,000
$17,978 6/9/2006
Default Reason: (Unknown)
$96,000
189.96%
8/1/2006 According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. Additionally, Clayton researched county records for this property which indicate the property was sold for $37,500 on 12/31/2001 and $42,000 on 1/1/2005. Considering this information, the original appraised value of this loan, $120,000, appears to be significantly inflated. Clayton will review this loan thoroughly for fraudulent actions when the documentation is received.
$56,000 7611468 CO
671
2/1/2006
1/1/2006
BPO 18.66%
21.29% 100.00%
6/1/2007 C3699
Monitor
$300,000
$263,000
$56,000
$56,000 6/9/2006
Default Reason: (Unknown)
$224,000
106.46%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$0 7611637 VA
794
12/1/2005
6/1/2006
Int. Est. 20.00%
0.00% 0.00%
6/1/2007 CCCC0
Active
$480,500
$352,248
$96,100
$0 9/30/2005
Default Reason: (Unknown)
$384,400
109.12%
8/1/2006 This loan was liquidated during the 7/25/2006 distribution period with an active prepayment penalty flag of three years which does not expire until 10/24/2008;
however, a penalty was not remitted for this loan. Clayton asked the servicer to explain why a penalty was not remitted.
$45,390 7611831 MI
689
1/1/2006
1/1/2006
BPO 20.00%
33.87% 99.97%
8/1/2007 C3699
Monitor
$227,000
$134,000
$45,400
$45,390 5/11/2006
Default Reason: (Unknown)
$181,600
169.39%
8/1/2006 Clayton is awaiting documentation for this loan to review the value decline. According to third party sources, the market area prices appear to support the original value of $227,000. Clayton will provide an update when available.
6/29/2006 According to the latest valuation, the property securing this loan has declined 41 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 3
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$72,600 7612612 TX
700
2/1/2006
1/1/2006
BPO 20.00%
26.11% 100.00%
3/1/2007 C3699
Monitor
$363,000
$278,000
$72,600
$72,600 6/8/2006
Default Reason: (Unknown)
$290,400
130.57%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default. Additionally, the property securing this loan has declined in value 24 percent since origination.
$95,800 7612780 TX
706
2/1/2006
1/1/2006
BPO 20.00%
20.38% 100.00%
3/1/2007 C3699
Monitor
$479,000
$470,000
$95,800
$95,800 5/15/2006
Default Reason: (Unknown)
$383,200
101.91%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$13,500 7612921 CO
758
2/1/2006
1/1/2006
BPO 10.00%
11.25% 100.00%
6/1/2007 C3699
Monitor
$135,000
$120,000
$13,500
$13,500 6/8/2006
Default Reason: (Unknown)
$108,000
101.25%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$31,300 7612992 CO
657
3/1/2006
2/1/2006
Int. Est. 19.56%
25.74% 100.00%
7/1/2007 CC369
Monitor
$160,000
$121,600
$31,300
$31,300 12/31/2005
Default Reason: (Unknown)
$125,200
128.70%
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$31,911 7613678 MN
689
2/1/2006
1/1/2006
BPO 14.74%
14.74% 96.21%
9/1/2007 C3699
Monitor - BK
$225,000
$225,000
$33,167
$33,167 5/11/2006
Default Reason: (Unknown)
$176,888
93.35%
8/2/2006 The borrower entered Chapter 7 bankruptcy on 6/12/2006.
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$35,824 7615242 MN
643
2/1/2006
1/1/2006
BPO 20.00%
18.78% 77.20%
9/1/2007 C3699
Monitor
$232,000
$247,000
$46,400
$46,400 6/12/2006
Default Reason: (Unknown)
$185,600
93.92%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 2 3
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$36,056 7615576 DC
692
3/1/2006
2/1/2006
BPO 18.91%
18.08% 51.50%
6/1/2007 CC369
Monitor
$370,000
$387,000
$70,000
$70,000 6/14/2006
Default Reason: (Unknown)
$280,000
90.43%
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$67,459 7615815 VA
683
2/1/2006
1/1/2006
BPO 14.24%
14.99% 86.08%
2/1/2007 C3699
Monitor
$550,000
$522,415
$78,362
$78,362 5/15/2006
Default Reason: (Unknown)
$417,932
94.99%
5/9/2006 This loan was added to the Watchlist because it is a first-payment default.
$250,000 7615970 NV
728
3/1/2006
2/1/2006
BPO 23.80%
28.08% 100.00%
6/1/2007 CC369
Monitor
$1,050,000
$890,000
$250,000
$250,000 5/23/2006
Default Reason: (Unknown)
$750,000
112.35%
8/2/2006 The property securing this loan is valued significantly higher than any surrounding properties. Clayton requested the original appraisal to verify the original value of $1,000,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$48,000 7616018 OH
709
3/1/2006
2/1/2006
BPO 19.79%
20.00% 100.00%
9/1/2007 CC369
Monitor
$242,500
$240,000
$48,000
$48,000 6/14/2006
Default Reason: (Unknown)
$192,000
100.00%
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 3 3
Section Three
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
Trustee Remittance Date
Amount Remitted to the Trust
7/25/2006 6/25/2006 5/25/2006 4/25/2006 3/25/2006 2/25/2006
$2,438 $11,185 $0 $0 $3,352 $0
Amount Remitted by the Servicers $11,185 $0 $0 $3,352 $0 $2,438
$0 Difference $0 $0 $0 $0 $0
Total Collections by the Servicers
Total Paid-Off Loans
Total Paid-Off Loans with Prepayment Flags
Exceptions
242
2
230 205 113 205 0
5 0 0 1 0
Expired Prepayment Clauses (as stated in the Note) 0 1 0 0 0 0
Liquidated out of REO Status 0 0 0 0 0 0
Acceleration of Debt 0 0 0 0 0 0
Loss Mitigation (Short Sales, Charge Offs) 0 0 0 0 0 0
Documentation Issues Preventing the Collection of Prepayment Penalties 0 0 0 0 0 0
Other - Actions Preventing the Collection of Prepayment Penalties 0 0 0 0 0 0
2 4 0 0 1 0 Total Paid-Off Loans with Active Prepayment Flags
0
Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
0
0
0
0
0
0 1
0
0
0
0
Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
1
0
4
1
0
0
0
0
1
0
0
0
Total Loans with Penalties Remitted 1 5 0 0 1 0
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Penalties Remitted for loans with Active Prepayment Flags
0.41% 2.17% 0.00% 0.00% 0.49% N/A
50.00% 100.00% N/A N/A 100.00% N/A
SASCO 2006-S1 Prepayment Penalty Analysis
Trustee Remittance Date: July 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Number
Years to
Date Amount Date Delinquency History Expiration State Remitted Payoff Amount
% of PPP to Origination Payoff PPP
Comments
Expiration Loan
10/24/2005 7611637 CCCC0 10/24/2008 3 $95,872 VA 0% $0 Awaiting servicer's response
10/6/2005 7609944 CCCC0 10/6/2007 2 $52,859 CA 5% $2,438
SASCO 2006-S1 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: July 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Number
Years to
Date Amount Date Delinquency History Expiration State Remitted Payoff Amount
% of PPP to Origination Payoff Cur. Funds
Comments
Expiration Loan
PPP Remitted
Total
10/24/2005 7611637 CCCC0 10/24/2008 3 $95,872 VA 0% $0 Awaiting servicer's response
SASCO 2006-S1 Outstanding Issues
Trustee Remittance Date: July 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Four
Loss Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
$0 0.00% 7/25/2006
$0 0.00% 6/25/2006
$0 0.00% 5/25/2006
$0 0.00% 4/25/2006
$0 0.00% 3/25/2006
Totals: $0 0.00%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
SASCO 2006-S1 Historical Monthly Losses
Losses Through: June 30, 2006
Date Loan Loss Amount Loss Percentage
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Five
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 FICO Distribution by Status
Mortgage Data Through: June 30, 2006
Status # of Loans Average Std. Deviation
FICO is a registered trademark of Fair Isaac Corporation
Current 7,483 703 39.965
Delinquent 136 688 37.499
Paid Off 1,007 707 39.372
Total: 8,626
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status Average # of Loans Std. Deviation
Current 7,483 6.91% 94.19%
Delinquent 136 5.00% 95.63%
Paid Off 1,007 8.82% 91.19%
Total: 8,626
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status # of Loans Average Std. Deviation
SASCO 2006-S1 Balance Distribution by Delinquency
Mortgage Data Through: June 30, 2006
Current 7,483 $49,563.90 $39,460.19
Delinquent 136 $61,264.84 $49,584.32
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total: 7,619
Mortgage Type Total Balance Avg. Balance Std. Deviation Loan Count
$39,909.57 Balloon $210,532,150.66 $43,851.73 4,801
$41,413.53 Fixed $168,686,541.17 $44,101.06 3,825
$379,218,691.83
Total:
8,626
SASCO 2006-S1 Mortgage Type Distribution by Status
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans Other 120 180 240 360
8,626 0 1 4,969 44 3,612
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.1% 606
89.6% 6,705
2.3% 172
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
12.5% 17
86.8% 118
0.7% 1
0.0% 0
0.0% 0
8.3% 84
89.7% 903
2.0% 20
0.0% 0
0.0% 0
Total 8,626 100% Total 7,483 100% Total 136 100% Total 1,007 100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: June 30, 2006
Origination Statistics
Purpose Number Percentage
8,626 Number of Loans:
Current Loans
Purpose Number Percentage
Delinquent Loans
Purpose Number Percentage
Paid Off Loans
Purpose Number Percentage
Number of Loans: 7,483 Number of Loans: 136 Number of Loans: 1,007
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans Title
3,555 Investment Home
4,425 Primary Home
646 Second Home
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: June 30, 2006
8,626
Total:
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Total Count in Status
2/28/2006 5 0 0 0 0
3/31/2006 52 2 0 0 0
4/30/2006 52 38 0 0 0
5/31/2006 63 32 33 0 0
6/30/2006 42 37 54 3 0
SASCO 2006-S1 Delinquent Count Over Time
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Total Balance in Status
30-Jun-06 $2,277,267 $2,375,476 $3,572,283 $106,992 -
31-May-06 $3,655,874 $2,686,687 $1,951,278 - -
30-Apr-06 $4,267,775 $2,529,248 $0 - -
31-Mar-06 $3,356,180 $59,853 $0 - -
28-Feb-06 $157,564 $0 $0 - -
SASCO 2006-S1 Delinquent Balance Over Time
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Date Distribution Date CPR 6-Month MA 3-Month MA 12-Month MA
30-Jun-06 25-Jul-06 36.39% 34.52%
31-May-06 25-Jun-06 33.31%
30-Apr-06 25-May-06 33.81%
31-Mar-06 25-Apr-06 18.30%
SASCO 2006-S1 Conditional Prepayment Rates
Mortgage Data Through: June 30, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics